Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions		6 Months Ended
	Feb. 18, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Commercial papers		$ 0			$ 1,500
Commercial papers authorized amount		5,000		€ 3.0
Payments of dividends		1,382	$ 1,219
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of revolving credit facility	$ 9,000
Major Borrowings [Member] | Sustainable-Linked Loan Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 10,100
Anheuser-Busch InBev Finance Inc., Anheuser-Busch InBev Worldwide Inc. and Anheuser-Busch InBev NV/SA [member] | Six series senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount		5,600
AB InBevs Asia Pacific [Member]
Disclosure of detailed information about borrowings [line items]
Payments of dividends		1,400
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings			$ 90,600		98,600
Net increased decreased debt		83,400			$ 82,700
Payment of interests and taxes		3,700
Impact of changes in foreign exchange rates		600
Settlement of derivatives		$ 300